Federated Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—41.8%
	Communication Services—4.2%
588,964	AT&T, Inc.	$ 20,054,224
335,918	Comcast Corp., Class A	14,501,580
288,997	Lions Gate Entertainment Corp.	3,522,873
165,413	News Corp., Inc.	2,176,835
87,856	Sinclair Broadcast Group, Inc.	4,414,764
237,356	Verizon Communications, Inc.	13,118,666
59,445	Walt Disney Co.	8,501,230
	TOTAL	66,290,172
	Consumer Discretionary—4.5%
26,354	Columbia Sportswear Co.	2,792,997
155,972	D. R. Horton, Inc.	7,163,794
140,085	Designer Brands, Inc., Class A	2,574,762
212,662	eBay, Inc.	8,759,548
50,018	Foot Locker, Inc.	2,053,739
9,933	Genuine Parts Co.	964,693
42,892	Home Depot, Inc.	9,165,592
68,206	McDonald's Corp.	14,372,368
32,378	Pulte Group, Inc.	1,020,231
31,066	Royal Caribbean Cruises Ltd.	3,614,218
80,458	Tapestry, Inc.	2,488,566
64,744	TJX Cos., Inc.	3,532,433
41,922	Toyota Motor Credit Corp., ADR	5,410,034
38,758	Tractor Supply Co.	4,217,258
25,338	Yum! Brands, Inc.	2,851,032
	TOTAL	70,981,265
	Consumer Staples—3.1%
144,972	Coty, Inc. - Class A	1,581,645
21,657	Kimberly-Clark Corp.	2,937,772
175,423	Kroger Co.	3,711,951
46,903	Mondelez International, Inc.	2,508,841
114,481	Philip Morris International, Inc.	9,571,756
82,320	Procter & Gamble Co.	9,717,053
26,022	The Coca-Cola Co.	1,369,538
94,478	Walgreens Boots Alliance, Inc.	5,148,106
104,130	WalMart Inc.	11,493,869
	TOTAL	48,040,531
	Energy—3.0%
43,866	Chevron Corp.	5,400,343
22,106	Cimarex Energy Co.	1,120,111
86,167	ConocoPhillips	5,090,746
104,990	Devon Energy Corp.	2,834,730
68,955	EQT Corp.	1,041,910
117,476	Equinor ASA, ADR	2,092,248
108,905	Exxon Mobil Corp.	8,098,176
79,599	Hess Corp.	5,161,199

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Energy—continued
51,148	HollyFrontier Corp.	$ 2,545,636
191,889	Marathon Oil Corp.	2,699,878
31,659	Marathon Petroleum Corp.	1,785,251
37,253	PBF Energy, Inc.	1,040,476
21,849	Phillips 66	2,240,834
155,773	Repsol SA, ADR	2,461,213
44,603	Valero Energy Corp.	3,802,406
	TOTAL	47,415,157
	Financials—6.8%
61,722	Aflac, Inc.	3,249,046
48,216	Allstate Corp.	5,178,398
51,509	Artisan Partners Asset Management, Inc.	1,524,151
549,523	Bank of America Corp.	16,859,366
35,661	Capital One Financial Corp.	3,295,790
98,916	Citigroup, Inc.	7,038,863
37,411	Citizens Financial Group, Inc.	1,393,934
38,700	Discover Financial Services	3,472,938
27,317	East West Bancorp, Inc.	1,311,489
21,604	Evercore, Inc., Class A	1,865,937
12,553	Goldman Sachs Group, Inc.	2,763,292
185,990	Huntington Bancshares, Inc.	2,650,358
156,936	JPMorgan Chase & Co.	18,204,576
50,203	Kemper Corp.	4,418,868
46,657	LPL Investment Holdings, Inc.	3,913,123
28,156	MetLife, Inc.	1,391,470
112,821	Morgan Stanley	5,027,304
108,323	Navient Corp.	1,532,770
36,111	PacWest Bancorp	1,394,968
9,871	PNC Financial Services Group	1,410,566
30,772	Popular, Inc.	1,771,236
13,827	Prudential Financial, Inc.	1,400,813
35,583	Raymond James Financial, Inc.	2,870,481
76,486	The Hartford Financial Services Group, Inc.	4,407,888
9,091	The Travelers Cos., Inc.	1,332,922
66,691	Virtu Financial, Inc.	1,445,861
105,225	Wells Fargo & Co.	5,093,942
	TOTAL	106,220,350
	Health Care—5.2%
41,637	AbbVie, Inc.	2,773,857
38,767	Allergan PLC	6,222,104
42,160	AmerisourceBergen Corp.	3,674,244
10,527	Amgen, Inc.	1,964,128
24,277	Anthem, Inc.	7,152,247
106,953	Bristol-Myers Squibb Co.	4,749,783
83,603	Cardinal Health, Inc.	3,823,165
54,004	Encompass Health Corp.	3,447,615
64,379	Gilead Sciences, Inc.	4,218,112
24,702	HCA Healthcare, Inc.	3,297,964
132,938	Johnson & Johnson	17,311,186

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
35,238	McKesson Corp.	$ 4,896,320
30,936	Medtronic PLC	3,153,616
57,344	Merck & Co., Inc.	4,758,979
73,007	Patterson Cos., Inc.	1,445,539
34,425	Perrigo Co.	1,859,294
155,391	Pfizer, Inc.	6,035,386
	TOTAL	80,783,539
	Industrials—2.9%
270,567	ADT, Inc.	1,718,100
48,634	Caterpillar, Inc.	6,403,639
16,404	Cummins, Inc.	2,690,256
28,040	Deere & Co.	4,644,826
104,876	Delta Air Lines, Inc.	6,401,631
9,916	Dover Corp.	960,365
18,826	Forward Air Corp.	1,186,038
133,335	GrafTech International Ltd.	1,526,686
20,705	Honeywell International, Inc.	3,570,784
11,723	OshKosh Truck Corp.	979,691
42,550	Raytheon Co.	7,756,440
17,776	Rockwell Automation, Inc.	2,858,025
33,611	Simpson Manufacturing Co., Inc.	2,075,815
50,845	Southwest Airlines Co.	2,620,043
	TOTAL	45,392,339
	Information Technology—7.8%
24,611	Analog Devices, Inc.	2,890,808
88,625	Apple, Inc.	18,880,670
83,595	Applied Materials, Inc.	4,127,085
21,864	Broadcom, Inc.	6,340,341
123,226	Cisco Systems, Inc.	6,826,721
194,004	DXC Technology Co.	10,819,603
37,941	Fidelity National Information Services, Inc.	5,055,638
115,221	Hewlett Packard Enterprise Co.	1,655,726
24,301	IBM Corp.	3,602,380
267,229	Intel Corp.	13,508,426
30,347	KLA Corp.	4,136,903
125,631	Microsoft Corp.	17,119,736
58,528	NXP Semiconductors NV	6,051,210
188,422	Oracle Corp.	10,608,159
64,063	Qualcomm, Inc.	4,686,849
40,696	Texas Instruments, Inc.	5,087,407
	TOTAL	121,397,662
	Materials—1.8%
32,794	Albemarle Corp.	2,392,650
123,353	CF Industries Holdings, Inc.	6,113,375
36,451	Corteva, Inc.	1,075,304
36,451	Dow, Inc.	1,765,686
36,451	DuPont de Nemours, Inc.	2,630,304
211,447	Freeport-McMoRan, Inc.	2,338,604
56,012	International Paper Co.	2,459,487

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
47,265		Newmont Goldcorp Corp	$ 1,726,118
42,886		Nucor Corp.	2,332,141
110,794		Owens-Illinois, Inc.	1,880,174
58,487		Southern Copper Corp.	2,093,250
27,254		Westlake Chemical Corp.	1,841,553
		TOTAL	28,648,646
		Utilities—2.5%
37,414		American Electric Power Co., Inc.	3,285,323
18,407		American Water Works Co., Inc.	2,112,755
28,735		Consolidated Edison Co.	2,441,326
41,282		Dominion Energy, Inc.	3,066,840
44,834		Duke Energy Corp.	3,888,004
24,097		Edison International	1,796,190
62,005		Exelon Corp.	2,793,945
25,861		NextEra Energy, Inc.	5,357,623
19,141		NRG Energy, Inc.	653,474
52,636		PPL Corp.	1,559,605
36,371		Public Service Enterprises Group, Inc.	2,078,603
18,816		Sempra Energy	2,548,251
60,093		Southern Co.	3,377,227
26,774		UGI Corp.	1,367,884
48,690		Xcel Energy, Inc.	2,902,411
		TOTAL	39,229,461
		TOTAL COMMON STOCKS (IDENTIFIED COST $584,956,254)	654,399,122
		MUNICIPAL BONDS—55.5%
		Alabama—1.2%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.000%), (United States Treasury PRF 10/1/2020@100), 5.750%, 10/1/2030	2,107,940
700,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.250%), (United States Treasury PRF 10/1/2020@100), 6.000%, 10/1/2040	739,802
7,265,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 6/1/2021	7,585,968
2,000,000		Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,162,260
5,065,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	5,532,145
985,000	[1]	Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	1,092,749
		TOTAL	19,220,864
		Arizona—0.6%
1,225,000		Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	1,384,630
2,300,000		Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program GTD), 5.000%, 7/1/2048	2,666,459
665,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	721,518
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,269,310
810,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	915,576
		TOTAL	8,957,493
		California—4.7%
2,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1) FRNs, 2.300% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2023	2,027,780
7,500,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 2.650% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	7,733,550

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	$ 2,263,640
8,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	8,841,200
500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	557,845
1,500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,654,260
1,135,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,265,048
1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.000%, 11/1/2039	1,152,540
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	4,332,811
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/1/2031	2,314,880
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.000%, 2/1/2038	2,723,625
1,125,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	1,236,105
2,000,000		California Statewide Communities Development Authority (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 8/15/2031	2,161,640
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	3,382,265
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 9/1/2032	570,450
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), 5.750%, 1/15/2046	3,472,950
5,500,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.000%, 6/1/2040	6,364,600
1,740,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	2,215,194
1,000,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009B), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	1,520,470
4,670,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	7,100,595
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), (Original Issue Yield: 5.050%), 5.000%, 3/1/2031	2,117,160
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.000%, 5/15/2032	2,849,900
905,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), (United States Treasury PRF 5/15/2022@100), 5.000%, 5/15/2031	1,005,527
1,095,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.000%, 5/15/2031	1,210,566
2,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,982,192
		TOTAL	73,056,793
		Colorado—1.7%
1,000,000		Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2048	1,045,580
1,000,000		Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2047	1,035,570
1,500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,615,860
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	272,078
3,750,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), 5.000%, 1/1/2044	4,137,825
600,000		Colorado Health Facilities Authority (Total Long term Care National Obligated Group), Revenue Bonds (Series 2010A), (United States Treasury PRF 11/15/2020@100), 6.000%, 11/15/2030	635,676
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.000%, 11/15/2044	5,910,551
500,000		Colorado State Health Facilities Authority Revenue (Frasier Meadows Manor, Inc.), (Series 2017A), 5.250%, 5/15/2037	570,495
2,475,000		Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), (Original Issue Yield: 5.050%), 5.000%, 11/15/2043	2,789,473
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), (Original Issue Yield: 5.400%), 5.375%, 9/1/2026	2,917,712
5,000,000		University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2032	5,731,450
		TOTAL	26,662,270
		Connecticut—0.2%
3,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,697,320

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Delaware—0.3%
$2,000,000		Delaware Economic Development Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	$ 2,290,580
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), (United States Treasury PRF), 5.000%, 11/1/2022	2,245,380
		TOTAL	4,535,960
		District of Columbia—0.7%
525,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	622,393
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/1/2019	2,025,840
1,140,000		District of Columbia Revenue (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,324,896
1,435,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,611,505
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	1,065,830
500,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	537,705
2,750,000		District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2029	3,578,630
		TOTAL	10,766,799
		Florida—1.9%
4,300,000	[1]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	4,080,872
4,735,000		Florida State Board of Education (Florida State), General Obligation Refunding Bonds (Series 2016C), 5.000%, 6/1/2025	5,742,466
1,400,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2030	1,622,838
1,600,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2032	1,854,720
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2027	2,206,540
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2028	1,102,670
5,215,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.000%, 7/1/2042	5,666,462
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2023	4,621,680
2,500,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	3,036,775
335,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.250%, 6/1/2034	375,887
		TOTAL	30,310,910
		Georgia—1.8%
1,000,000		Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2033	1,145,140
2,000,000		Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), (Original Issue Yield: 7.100%), 6.750%, 1/1/2035	2,186,260
1,940,000		Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), (Original Issue Yield: 7.250%), 7.000%, 1/1/2040	2,145,543
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), (Original Issue Yield: 6.350%), (United States Treasury PRF 11/1/2019@100), 6.250%, 11/1/2034	3,038,190
6,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	6,979,260
2,500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	3,101,800
1,500,000		DeKalb Private Hospital Authority, GA (Children's Healthcare of Atlanta, Inc.), Revenue Anticipation Certificates (Series 2009), 5.000%, 11/15/2024	1,517,820
4,000,000		Fulton County, GA Development Authority (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	4,435,040
1,230,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2031	1,365,558
2,500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,745,150
		TOTAL	28,659,761
		Idaho—0.3%
2,000,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 7.875%), 7.750%, 10/1/2034	2,237,760
2,020,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 10/1/2049	2,287,286
		TOTAL	4,525,046

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—5.3%
$ 625,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	$ 684,838
1,250,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2036	1,389,637
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2036	2,256,540
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	2,260,160
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	351,586
2,000,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,391,140
920,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), (United States Treasury PRF 1/1/2021@100), 5.750%, 1/1/2039	980,251
80,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), 5.750%, 1/1/2039	84,862
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2027	1,194,540
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	4,560,160
1,875,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2024	2,185,594
1,250,000	Chicago, IL, UT GO Refunding Bonds (Series 2019A), 5.000%, 1/1/2044	1,379,188
5,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	5,870,350
415,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,261
2,070,000	Illinois Finance Authority (Admiral at the Lake), Revenue Bonds (Series 2010A), (Original Issue Yield: 8.125%), (United States Treasury PRF 5/15/2020@100), 8.000%, 5/15/2046	2,178,385
5,755,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	5,940,023
1,500,000	Illinois Finance Authority (Depaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,744,245
4,000,000	Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.000%, 6/15/2025	4,316,480
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 1/1/2039	2,231,720
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	1,586,625
1,445,000	Illinois State, UT GO Bonds (Series 2016), 5.000%, 6/1/2026	1,638,485
5,200,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	5,854,160
2,000,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	2,271,700
1,500,000	Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	1,649,685
2,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.250%, 5/1/2022	2,153,940
4,000,000	Illinois State, UT GO Bonds (Series 2018B), 5.000%, 5/1/2028	4,626,400
2,950,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	3,190,838
775,000	Illinois State, UT GO Refunding Bonds (Series February 2010), 5.000%, 1/1/2024	783,153
2,610,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2024	2,792,648
610,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), (United States Treasury PRF 6/15/2020@100), 5.500%, 6/15/2050	632,826
1,890,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 6/15/2050	1,925,759
4,400,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.000%, 6/15/2057	4,851,572
2,200,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), (Original Issue Yield: 6.100%), (United States Treasury PRF 6/1/2021@100), 6.000%, 6/1/2028	2,391,840
3,750,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	4,232,175
	TOTAL	82,996,766
	Indiana—0.9%
2,750,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2034	3,187,140
1,250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,486,987
765,000	Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	890,085
1,415,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/1/2029	1,575,065
4,000,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2039	4,561,440

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$2,500,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.250%, 1/1/2021	$ 2,636,425
		TOTAL	14,337,142
		Iowa—0.7%
582,979		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), 5.400%, 11/15/2046	619,199
124,735	[3]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.000%, 5/15/2056	1,559
2,460,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B) TOBs, 5.250%, Mandatory Tender 12/1/2037	2,659,408
840,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	882,991
2,000,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.700%), 5.375%, 6/1/2038	2,000,080
2,500,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.780%), 5.500%, 6/1/2042	2,500,050
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2028	1,182,230
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2036	1,139,820
		TOTAL	10,985,337
		Kansas—0.4%
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	5,608,550
		Kentucky—0.6%
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	2,103,140
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), (Original Issue Yield: 6.125%), 6.000%, 7/1/2053	2,244,320
3,260,000		Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2035	3,605,625
885,000		Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.000%, 12/1/2035	954,048
		TOTAL	8,907,133
		Louisiana—0.9%
1,000,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 7/1/2030	1,120,980
4,235,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 7/1/2036	4,709,278
2,000,000		Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2024	2,214,980
6,175,000		St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	6,509,561
		TOTAL	14,554,799
		Maine—0.1%
900,000		Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), (Original Issue Yield: 7.000%), 6.750%, 7/1/2041	970,731
		Maryland—0.6%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	7,458,360
925,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Revenue Bonds (Series B), (Original Issue Yield: 5.875%), (United States Treasury PRF 6/1/2020@100), 5.750%, 6/1/2035	959,974
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	327,116
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	657,839
600,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	670,602
		TOTAL	10,073,891
		Massachusetts—1.8%
6,500,000		Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.000%, 7/15/2040	9,185,865
5,000,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,828,150

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$3,195,000		Massachusetts HEFA (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/1/2025	$ 3,332,129
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	5,856,150
2,720,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.000%, 8/1/2030	3,397,008
		TOTAL	27,599,302
		Michigan—1.0%
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	2,882,500
1,150,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	1,297,993
4,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,363,440
1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,084,310
1,500,000		Saginaw, MI Hospital Finance Authority (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), (Original Issue Yield: 5.070%), 5.000%, 7/1/2030	1,545,225
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2017A), 5.000%, 12/1/2047	1,173,880
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	2,988,306
		TOTAL	15,335,654
		Minnesota—0.7%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,097,050
8,000,000		Minnesota State, Various Purpose Refunding UT GO Bonds (Series 2016D), 5.000%, 8/1/2025	9,748,240
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.000%, 1/1/2040	676,632
		TOTAL	11,521,922
		Mississippi—0.5%
6,600,000		Lowndes County, MS Solid Waste Disposal (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 4/1/2022	7,348,704
		Missouri—0.5%
4,000,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	4,282,680
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 1/1/2044	2,739,925
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	1,485,950
		TOTAL	8,508,555
		Nebraska—0.9%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2032	3,255,360
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,255,360
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	4,003,860
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2037	2,147,300
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2038	1,072,760
		TOTAL	13,734,640
		Nevada—0.2%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.000%, 7/1/2035	3,433,230
		New Hampshire—0.1%
1,000,000	[1]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	1,080,640
		New Jersey—2.7%
1,315,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	1,465,567
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2033	1,152,300
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2042	3,368,730
2,000,000		New Jersey EDA (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 6/15/2020	2,059,860

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	$ 1,163,850
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2010D), 5.000%, 12/15/2023	3,419,070
1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 6/15/2035	1,283,664
3,705,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011B), (Original Issue Yield: 5.050%), 5.000%, 6/15/2042	3,871,021
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2033	2,354,280
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,651,560
4,900,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	5,725,258
1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2046	1,675,620
9,485,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	10,262,296
		TOTAL	42,453,076
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,551,319
		New York—5.9%
2,000,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), (Original Issue Yield: 6.476%), (United States Treasury PRF 1/15/2020@100), 6.375%, 7/15/2043	2,048,800
2,000,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 5/1/2020	2,061,360
2,555,000		Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), (Original Issue Yield: 5.080%), 5.000%, 1/1/2056	2,730,963
1,670,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), (United States Treasury PRF 2/15/2021@100), 5.750%, 2/15/2047	1,791,409
1,030,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 2/15/2047	1,098,268
3,305,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.000%, 11/15/2042	3,664,915
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	1,151,040
4,000,000	[2]	New York City, NY IDA (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006) FRNs, (FGIC INS), 2.610% (US CPI Urban Consumers YoY NSA +0.820%), 3/1/2021	4,068,200
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.000%, 6/15/2027	2,419,820
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.000%, 6/15/2036	3,470,160
2,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1)), 5.000%, 8/1/2036	2,435,727
8,000,000		New York City, NY, UT GO Bonds (Series 2018B-1), 5.000%, 10/1/2039	9,654,800
2,500,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,745,200
2,500,000		New York Liberty Development Corporation (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,735,950
7,500,000		New York State Dormitory Authority (Columbia University), Revenue Bonds (Series 2018A), 5.000%, 10/1/2048	11,102,550
1,500,000		New York State Dormitory Authority (New York University), Revenue Bonds (Series 2019A), 5.000%, 7/1/2033	1,932,585
3,250,000		New York State Dormitory Authority (New York University), Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	3,986,027
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Refunding Bonds (Series 2012A), 5.000%, 12/15/2028	8,767,825
1,250,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.000%, 1/1/2037	1,348,838
5,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.000%, 3/15/2027	6,294,300
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.000%, 2/15/2020	2,044,400
5,335,000		Port Authority of New York and New Jersey, Revenue Bonds (194th Series ), 5.000%, 10/15/2041	6,266,331
3,000,000		TFA State/School Building Aid (New York City, NY Transitional Finance Authority), Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,763,020

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$3,590,000	[2]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A) FRNs, 2.310% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 12/1/2021	$ 3,618,253
1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2024	1,708,140
		TOTAL	92,908,881
		North Carolina—0.9%
1,250,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,499,925
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, 1/15/2043	5,377,800
1,125,000		North Carolina Medical Care Commission (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2035	1,195,290
1,500,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,791,615
4,000,000		North Carolina Turnpike Authority, Triangle Expressway System Appropriation Revenue Refunding Bonds (Series 2018A), 4.000%, 1/1/2034	4,558,120
		TOTAL	14,422,750
		Ohio—2.4%
2,750,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.250%, 2/15/2033	3,002,340
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 6/1/2047	3,709,771
3,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	3,315,810
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	1,084,980
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.000%, 1/1/2038	2,583,724
1,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), (Original Issue Yield: 6.220%), (United States Treasury PRF 11/15/2021@100), 6.000%, 11/15/2041	1,108,380
2,060,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	2,253,516
1,430,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	1,760,988
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,288,328
3,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2046	3,417,690
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), 5.000%, 2/15/2048	3,846,360
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	1,355,628
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.000%, 2/1/2028	6,065,150
400,000		Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	442,220
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.000%, 6/1/2039	1,689,075
		TOTAL	36,923,960
		Oklahoma—0.4%
875,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2052	1,041,723
3,000,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	3,555,990
1,000,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), (Original Issue Yield: 7.500%), (United States Treasury PRF 5/1/2020@100), 7.250%, 11/1/2045	1,044,070
1,250,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,426,837
		TOTAL	7,068,620
		Oregon—0.4%
5,000,000		Oregon State, UT GO State Project Bonds (Series 2017C), 5.000%, 6/1/2034	6,135,200
100,000		Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.000%, 11/15/2036	111,362
		TOTAL	6,246,562
		Pennsylvania—2.2%
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	5,007,503

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$2,000,000	[2]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B) FRNs, (Original Issue Yield: 1.710%), 2.900% (SIFMA 7-day +1.500%), Mandatory Tender 7/1/2022	$ 2,019,100
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,214,130
1,355,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	1,479,470
1,000,000		Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2029	1,204,560
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2047	5,946,300
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,584,536
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.000%, 9/1/2045	5,638,550
2,250,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2047	2,643,728
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2031	1,210,730
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	2,299,040
2,140,000	[2]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.670% (SIFMA 7-day +1.270%), 12/1/2020	2,155,686
470,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	470,625
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), (Original Issue Yield: 5.875%), 5.625%, 7/1/2042	1,199,399
465,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 11/1/2022@100), 5.000%, 11/1/2027	522,051
		TOTAL	34,595,408
		Puerto Rico—0.5%
8,550,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	8,549,573
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,752,315
		South Carolina—0.5%
6,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	7,271,000
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2023	1,120,780
		Tennessee—1.5%
6,105,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	6,465,439
5,000,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	6,334,850
6,000,000		Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.000%, 11/15/2047	6,458,460
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	1,448,512
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.000%, 11/1/2029	2,227,240
		TOTAL	22,934,501
		Texas—4.7%
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), (Original Issue Yield: 6.300%), (United States Treasury PRF 1/1/2021@100), 6.250%, 1/1/2046	2,140,560
1,080,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), 6.000%, 8/15/2033	1,236,535
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	529,660
3,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,313,560
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.000%, 7/15/2040	3,420,690
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.000%, 10/1/2031	1,137,930
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/1/2035	5,219,650
750,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	820,883

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.250%, 10/1/2051	$ 5,620,300
2,000,000		Harris County, TX Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	2,167,460
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,275,740
5,000,000	[2]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 2.300% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2020	5,006,450
265,000		Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc. ), Education Revenue Bonds (Series 2011A), (United States Treasury PRF 5/15/2021@100), 6.875%, 5/15/2041	290,843
1,650,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2031	1,875,258
315,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	361,352
325,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2036	350,617
900,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2046	958,689
650,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	688,708
1,665,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2011B), (Original Issue Yield: 5.120%), 5.000%, 1/1/2038	1,739,958
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	1,034,975
1,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2030	1,793,610
3,000,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	3,404,310
835,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), 7.500%, 11/15/2034	968,191
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,595,470
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2027	916,635
3,445,000		Spring, TX Independent School District, Unlimited Tax School Building Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2043	3,832,631
1,500,000	[5]	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	1,050,000
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	2,515,900
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.000%, 11/15/2040	996,030
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,635,772
3,870,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), 5.000%, 8/15/2041	4,168,841
720,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	833,155
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,614,400
		TOTAL	73,514,763
		Virginia—1.0%
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	9,396,822
5,000,000		Virginia Commonwealth Transportation Board (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2026	6,195,600
		TOTAL	15,592,422
		Washington—2.3%
2,750,000		Central Puget Sound, WA Regional Transit Authority, Sales Tax Improvement & Refunding Bonds (Series 2015S-1) (Green Bonds), 5.000%, 11/1/2029	3,310,285
3,415,000		Seattle, WA Municipal Light & Power, Improvement and Refunding Revenue Bonds (Series 2017C), 4.000%, 9/1/2040	3,751,719
3,465,000		Seattle, WA Municipal Light & Power, Improvement Revenue Bonds (Series 2018A), 4.000%, 1/1/2031	4,019,851
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.250%, 6/1/2031	631,242
8,500,000		Washington State Convention Center Public Facilities District, Revenue Bonds (Series 2018), 5.000%, 7/1/2058	9,865,525

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$1,500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	$ 1,664,805
2,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	2,287,940
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	8,589,980
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	2,234,019
		TOTAL	36,355,366
		Wisconsin—0.8%
2,275,000	[1]	Public Finance Authority, WI Revenue (Maryland Proton Treatment Center), Senior Revenue Bonds (Series 2018A-1), (Original Issue Yield: 6.470%), 6.375%, 1/1/2048	2,439,187
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,827,863
6,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	6,735,780
		TOTAL	12,002,830
		Wyoming—0.1%
1,250,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 5/1/2037	1,319,438
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $816,339,002)	867,973,776
	[2]	SHORT-TERM MUNICIPALS—0.7%
		Alabama—0.0%
300,000		Wilsonville, AL IDB (Alabama Power Co.), (Series D) (Gaston Plant) Daily VRDNs, 1.500%, 8/1/2019	300,000
		Michigan—0.1%
800,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 1.500%, 8/1/2019	800,000
		New York—0.3%
4,065,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.550%, 8/1/2019	4,065,000
700,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.500%, 8/1/2019	700,000
		TOTAL	4,765,000
		Ohio—0.1%
2,085,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank PLC LIQ), 1.470%, 8/1/2019	2,085,000
		Pennsylvania—0.2%
2,400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.470%, 8/1/2019	2,400,000
300,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.470%, 8/1/2019	300,000
		TOTAL	2,700,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $10,650,000)	10,650,000
		TOTAL INVESTMENT IN SECURITIES—98.0% (IDENTIFIED COST $1,411,945,256)	1,533,022,898
		OTHER ASSETS AND LIABILITIES - NET—2.0%[4]	31,061,137
		TOTAL NET ASSETS—100%	$ 1,564,084,035

At July 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
At July 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3S&P 500 E-Mini Futures, Short Futures	200	$29,823,000	September 2019	$(891,654)
The average notional value of short futures contracts held by the Fund throughout the period was $10,524,200. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2019, these restricted securities amounted to $26,724,709, which represented 1.7% of total net assets.
Additional information on restricted securities held at July 31, 2019, is as follows:
Security	Acquisition Date	Cost	Market Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$ 504,875	$ 557,845
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014 - 7/10/2014	$1,508,062	$1,654,260
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,170,079	$1,265,048
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$1,127,532	$1,236,105
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$4,665,651	$4,080,872
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,111,222	$4,282,680
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$ 699,869	$ 721,518
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,066,435	$1,080,640
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,745,200
Public Finance Authority, WI Revenue (Maryland Proton Treatment Center), Senior Revenue Bonds (Series 2018A-1), (Original Issue Yield: 6.470%), 6.375%, 1/1/2048	8/16/2018 – 8/24/2018	$2,263,039	$2,439,187
Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	4/17/2019	$ 985,000	$1,092,749
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,509,206	$1,664,805
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	1/31/2014	$1,994,151	$2,287,940
2	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Non-income-producing security.
4	Assets, other than investments in securities, less liabilities.
5	Security in default.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$617,095,937	$ —	$—	$ 617,095,937
International	37,303,185	—	—	37,303,185
Debt Securities:
Municipal Bonds	—	867,973,776	—	867,973,776
Short-Term Municipals	—	10,650,000	—	10,650,000
TOTAL SECURITIES	$654,399,122	$878,623,776	$—	$1,533,022,898
Other Financial Instruments:[1]
Assets	$ —	$ —	$—	$ —
Liabilities	(891,654)	—	—	(891,654)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (891,654)	$ —	$—	$ (891,654)
1	Other financial instruments are futures contracts
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CPI	—Consumer Price Index
EDA	—Economic Development Authority
FGIC	—Financial Guaranty Insurance Company
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes